Note 11 - Share-Based Awards Plan (Details) - Summary of Option Activity - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Option Activity [Abstract]
Outstanding		292,100	721,025
Exercised	(2,000)	(224,075)		0	0
Exercised (in Dollars per share)		$ 4.98
Exercised (in Dollars)		$ 1,242,486	$ 2,080
Exercised		4 years 324 days
Forfeited		(118,625)
Forfeited (in Dollars per share)		$ 6.78
Forfeited (in Dollars)		$ 449,710
Outstanding (in Dollars per share)		$ 4.59	$ 6.70
Outstanding		5 years 328 days	5 years 248 days
		292,100	721,025
Exercisable as of December 31, 2015		162,100
Exercisable as of December 31, 2015 (in Dollars per share)		$ 4.59
Exercisable as of December 31, 2015		5 years 321 days
Exercisable as of December 31, 2015 (in Dollars)		$ 673,258